Dividend Restrictions and Statutory Requirements (Details) $ in Millions, $ in Millions		12 Months Ended
	Mar. 18, 2016	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 SGD ($)
Statutory Accounting Practices [Line Items]
Restriction on common dividends	67.00%	67.00%
PartnerRe Bermuda
Statutory Accounting Practices [Line Items]
Percentage of basic capital requirement for payment of dividends		120.00%			120.00%
Amount available for dividends without regulatory approval		$ 1,058
Statutory net income (loss)		863	$ 138	$ (69)
Required statutory capital and surplus		2,441	2,145
Actual statutory capital and surplus		4,858	4,233
PartnerRe Europe
Statutory Accounting Practices [Line Items]
Statutory net income (loss)		188	1	153
Required statutory capital and surplus		1,532	1,511
Actual statutory capital and surplus		$ 2,219	2,169
PartnerRe U.S.
Statutory Accounting Practices [Line Items]
Percentage of statutory capital and surplus requirement for payment of dividends		10.00%			10.00%
Statutory net income (loss)		$ (106)	(197)	24
Required statutory capital and surplus		911	732
Actual statutory capital and surplus		$ 1,080	1,094
PartnerRe Asia
Statutory Accounting Practices [Line Items]
Percentage of basic capital requirement for payment of dividends		120.00%			120.00%
Statutory net income (loss)		$ 8	(40)	$ 18
Required statutory capital and surplus		64	56		$ 25
Actual statutory capital and surplus		$ 208	$ 208